Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of fair value of financial instruments
The table below shows the classifications of our financial instruments by valuation method in accordance with IFRS 13 “Fair Value Measurement” at 30 June 2025 and 31 December 2024.
All instruments shown as being held at fair value have been classified as fair value through the profit and loss unless specifically footnoted.

	30 June 2025					31 December 2024
	Held at fair value			Held at amortised cost US$m	Total US$m	Held at fair value			Held at amortised cost US$m	Total US$m
	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m			Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m
Assets
Cash and cash equivalents(d)	3,033	—	—	5,982	9,015	4,893	—	—	3,602	8,495
Investments in equity shares and funds(e)	119	—	235	—	354	96	—	183	—	279
Other investments, including loans(f)	115	—	290	135	540	230	—	275	104	609
Trade and other financial receivables(g)	10	1,077	—	2,548	3,635	15	1,379	—	1,948	3,342
Loans to equity accounted units	—	—	—	682	682	—	—	—	509	509
Forward contracts and option contracts: designated as hedges(h)	—	—	11	—	11	—	—	27	—	27
Forward, option and embedded derivatives contracts, not designated as hedges(h)	—	17	170	—	187	—	42	19	—	61
Derivatives related to net debt(i)	—	169	—	—	169	—	24	—	—	24

Liabilities
Trade and other financial payables(j)	—	(45)	—	(7,627)	(7,672)	—	(144)	—	(6,392)	(6,536)
Forward, option and embedded derivatives contracts, designated as hedges(h)	—	—	(222)	—	(222)	—	—	(180)	—	(180)
Forward, option and embedded derivatives contracts, not designated as hedges(h)	—	(47)	(116)	—	(163)	—	(48)	(108)	—	(156)
Derivatives related to net debt(i)	—	(238)	—	—	(238)	—	(367)	—	—	(367)
(a)Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b)Valuation is based on inputs that are observable for the financial instruments, which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.
(c)Valuation is based on inputs that cannot be observed using market data (unobservable inputs). The change in valuation of our level 3 instruments for the period to 30 June 2025 and 31 December 2024 is as follows.

	30 June 2025	31 December 2024
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	216	147
Currency translation adjustments	5	(12)
Total realised gains/(losses) included in:
– net operating costs	19	(32)
Total unrealised gains included in:
– net operating costs	172	22
Total unrealised gains transferred into other comprehensive income through cash flow hedges	9	34
Additions to financial assets	47	88
Disposals/maturity of financial instruments	(100)	(31)
Closing balance	368	216
Net gains included in the income statement for assets and liabilities held at year end	158	3
(d)Our Cash and cash equivalents of US$9,015 million (31 December 2024: US$8,495 million) includes US$3,033 million (31 December 2024: US$4,893 million)relating to money market funds which are treated as FVTPL under IFRS 9 with the fair value movements reported as finance income.
(e)Investments in equity shares and funds include US$279 million (31 December 2024: US$221 million) of equity shares, not held for trading, where we have irrevocably elected to present fair value gains and losses on revaluation in other comprehensive income. The election is made at an individual investment level.
(f)Other investments, including loans, covers cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables.
(g)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 30 June 2025, US$1,058 million (31 December 2024: US$1,374 million) of provisionally priced receivables were recognised.
(h)Level 3 derivatives mainly consist of derivatives embedded in electricity purchase contracts linked to the LME, midwest premium and billet premium with terms expiring between 2025 and 2036 (31 December 2024: 2025 and 2036). Derivatives related to renewable power purchase agreements are linked to forward electricity prices with terms expiring between 2026 and 2054 (31 December 2024: 2026 and 2054).
(i)Net debt derivatives include interest rate swaps and cross-currency swaps.
(j)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units.
The techniques used to value our more significant fair value assets/(liabilities) categorised under level 2 and level 3 are summarised below:

	30 June 2025	31 December 2024
Description	Fair value US$m	Fair value US$m	Valuation technique	Significant inputs
Level 2
Interest rate swaps	68	(156)	Discounted cash flows	•Applicable market quoted swap yield curves •Credit default spread
Cross-currency interest rate swaps	(137)	(187)	Discounted cash flows	•Applicable market quoted swap yield curves •Credit default spread •Market quoted FX rate
Provisionally priced receivables	1,058	1,374	Closely related listed product	•Applicable forward quoted metal price
Level 3
Renewable power purchase agreements	(4)	(111)	Discounted cash flows	•Forward electricity price •Energy volume
Derivatives embedded in electricity contracts	(152)	(132)	Option pricing model	•LME forward aluminium price •Midwest premium and billet premium
Royalty receivables	265	252	Discounted cash flows	•Forward commodity price •Mine production
The following table shows the carrying value and fair value of our borrowings including those which are not carried at an amount which approximates their fair value 30 June 2025 and 31 December 2024. The fair values of some of our financial instruments approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

	30 June 2025		31 December 2024
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Listed bonds(a)	17,355	16,944	8,137	7,702
Oyu Tolgoi project finance	3,854	4,109	3,852	4,103
Other	822	781	453	416
Total borrowings (including overdrafts)	22,031	21,834	12,442	12,221
a.On 12 March 2025, we issued US$9 billion of fixed and floating rate SEC-registered debt securities. The bonds consist of eight tranches of varying principal amount, tenor and coupon. One tranche consisting of US$500 million three-year notes is priced at a floating rate coupon of Compounded SOFR plus 0.84% maturing in 2028, with the remaining seven tranches priced at fixed coupons ranging between 4.375% and 5.875% and maturity dates ranging between 2027 and 2065.

Summary of changes in the fair value of Level 3 financial assets and financial liabilities	The change in valuation of our level 3 instruments for the period to 30 June 2025 and 31 December 2024 is as follows.

	30 June 2025	31 December 2024
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	216	147
Currency translation adjustments	5	(12)
Total realised gains/(losses) included in:
– net operating costs	19	(32)
Total unrealised gains included in:
– net operating costs	172	22
Total unrealised gains transferred into other comprehensive income through cash flow hedges	9	34
Additions to financial assets	47	88
Disposals/maturity of financial instruments	(100)	(31)
Closing balance	368	216
Net gains included in the income statement for assets and liabilities held at year end	158	3